INVENTORIES, NET - Additional information (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)	Dec. 31, 2023 USD ($)
INVENTORIES, NET
Inventories, net	₫ 28,665,995		₫ 21,607,277		$ 1,201,122,727
Inventory measured at cost	36,572,700		27,854,200	₫ 9,208,796	1,532,400,000
Inventory write-downs	5,483,100	$ 229,700,000	5,143,900	₫ 2,385,334
Pledged as collateral
INVENTORIES, NET
Inventories, net	₫ 936,300		₫ 500,000		$ 39,200,000